Financial assets and liabilities	3 Months Ended
Sep. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities

5. Financial assets and liabilities

This note provides information about the Group's financial instruments, including:

•	an overview of all financial instruments held by the Group;
•	specific information about each type of financial instrument;
•	accounting policies; and
•	information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of September 30, 2019
Cash & cash equivalents	5(a)	—	—	34,536	34,536
Trade & other receivables	5(b)	—	—	17,857	17,857
Financial assets at fair value through other comprehensive income	5(e)	1,952	—	—	1,952
Other non-current assets		—	—	3,299	3,299
		1,952	—	55,692	57,644
As of June 30, 2019
Cash & cash equivalents	5(a)	—	—	50,426	50,426
Trade & other receivables	5(b)	—	—	4,060	4,060
Financial assets at fair value through other comprehensive income	5(e)	2,317	—	—	2,317
Other non-current assets		—	—	3,324	3,324
		2,317	—	57,810	60,127

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of September 30, 2019
Trade and other payables	5(c)	—	—	12,740	12,740
Borrowings	5(d)	—	—	83,732	83,732
Lease liabilities	5(f)	—	—	5,440	5,440
Contingent considerations	5(e)(iii)	—	47,528	—	47,528
		—	47,528	101,912	149,440
As of June 30, 2019
Trade and other payables	5(c)	—	—	13,060	13,060
Borrowings	5(d)	—	—	81,286	81,286
Contingent considerations	5(e)(iii)	—	47,534	—	47,534
		—	47,534	94,346	141,880

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

The Group’s exposure to various risks associated with the financial instruments is discussed in Note 9.

a.	Cash and cash equivalents

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Cash at bank	34,131	50,005
Deposits at call(1)	405	421
	34,536	50,426

(1)	As of September 30, 2019 and June 30, 2019, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

(i) Classification as cash equivalents

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.

b.	Trade and other receivables and prepayments

(i) Trade receivables

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Trade debtors	1,872	1,739
Funds receivable from Development and Commercialization Agreement(1)	15,000	—
Income tax and tax incentives recoverable(2)	—	1,511
Foreign withholding tax recoverable	471	471
Security deposit	250	250
Sundry debtors	45	2
Other recoverable taxes (Goods and services tax and value-added tax)	215	86
Interest receivables	4	1
Trade and other receivables	17,857	4,060

(1)

On September 9, 2019, the Group entered into a strategic partnership with Grünenthal, to develop and commercialize its allogeneic product candidate MPC-06-ID for the treatment of chronic low back pain due to degenerative disc disease. Under the partnership, Grünenthal will have exclusive commercialization rights to MPC-06-ID for Europe and Latin America. The contractual terms of the agreement pertaining to the receipt of funds that became payable on signing, were binding and therefore the Group recognized a receivable of $15.0 million at September 30, 2019. On October 1, 2019 the net proceeds of $15.0 million were received and recognized in cash and cash equivalents.

(2)

The Group’s research and development activities are not eligible for the refundable tax offset, under an Australian Government tax incentive as a result of the Group earning revenues in excess of A$20.0 million. For the three months ended September 30, 2019, the Group has recognized $Nil income. The $1.5 million recognized as a receivable at June 30, 2019, related to the July 1, 2017 to June 30, 2018 financial period, and was received in July 2019.

(ii) Prepayments

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Clinical trial research and development expenditure	6,516	6,042
Prepaid insurance and subscriptions	432	1,095
Other	1,252	899
Prepayments	8,200	8,036

(iii) Classification as trade and other receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 to 60 days and therefore are all classified as current. Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The group holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method. Interest receivables are amounts due at maturity of term deposits. Income tax and tax incentives recoverable relates to the Group’s claim for the Australian Government tax incentive.

(iv) Other receivables

These amounts generally arise from transactions outside the usual operating activities of the Group.

(v) Fair values of trade and other receivables

Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.

a.	Trade and other payables

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Trade payables and other payables	12,740	13,060
Trade and other payables	12,740	13,060

The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature.

b.	Borrowings

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Current
Secured liabilities:
Borrowing arrangements	18,851	14,007
	18,851	14,007

Non-current
Secured liabilities:
Borrowing arrangements	61,549	65,601
Less: transaction costs	(6,738)	(6,738)
Amortization of carrying amount, net of payments made	10,070	8,416
	64,881	67,279

(i) Borrowing arrangements

Hercules Capital, Inc.

On March 6, 2018, the Group drew the first tranche of $35.0 million of the principal amount from the $75.0 million floating rate loan with Hercules. An additional tranche of $15.0 million was drawn by the Group on January 14, 2019.

An additional $25.0 million may be drawn by the Group as certain milestones are met. The loan matures in March 2022 with principal repayments due to commence in October 2019, as the milestone to defer principal repayments was not met before September 30, 2019. As a result, we have recognized $18.4 million of the borrowings as a current liability. Subsequent to September 30, 2019, as disclosed in Note 11, the Group satisfied the milestones to defer principal repayments to April 2020. Principal repayments can be deferred to October 2020 if further milestones are satisfied. Interest on the loan is payable monthly in arrears on the 1st day of the month. At closing date, the interest rate was 9.45%. At June 30, 2019, in line with increases in the U.S prime rate, the interest rate was 10.45%. On August 1, 2019 and September 19, 2019, in line with the decreases in the U.S. prime rate, the interest rate on the loan decreased to 10.20% and 9.95%, respectively.

The carrying amount of the loan is secured by a first charge over the assets of the Group, excluding $0.7 million of bank guarantees and $1.2 million of letters of credit included in other non-current assets (refer to Note 5(d) in “Item 18 Financial Statements” included in our Form 20-F), $0.4 million of interest-bearing deposits at call included in cash and cash equivalents (refer to Note 5(a)) and $0.3 million of cash held as security included in trade and other receivables (refer to Note 5(b)). These items have been used to secure liabilities other than the non-current loan.

NovaQuest Capital Management, L.L.C.

On June 29, 2018, we drew the first tranche of $30.0 million of the principal amount from the $40.0 million loan and security agreement with NovaQuest. There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. A $0.4 million loan administration fee is payable annually in June and is recognized as a current liability. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.

All interest and principal payments will be deferred until after the first commercial sale of our allogeneic product candidate MSC-100-IV in pediatric patients with steroid refractory aGVHD, in the United States and other geographies excluding Asia (“pediatric aGVHD”). We can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge, and may decide to do so if net sales of pediatric aGVHD are significantly higher than current forecasts.

If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.

Because of this relationship of net sales and repayments, changes in our estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. In the three months ended September 30, 2019, $0.4 million loss has been recognized by the Group in the Income Statement as remeasurement of borrowing arrangements within other operating income and expenses.

In the three months ended September 30, 2019, the Group recognized a $0.1 million gain in the Income Statement as remeasurement of borrowing arrangements within finance gains. This relates to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our existing credit facility with NovaQuest.

The carrying amount of the loan and security agreement with NovaQuest is subordinated to the Group’s floating rate loan with the senior creditor, Hercules.

(ii) Compliance with loan covenants

Our loan facilities with Hercules and NovaQuest contain a number of covenants that impose operating restrictions on us, which may restrict our ability to respond to changes in our business or take specified actions. In addition, under our loan and security agreement with Hercules we are obliged to maintain certain levels of cash in the United States, and a minimum unrestricted cash balance across the Group.

The Group has complied with the financial and other restrictive covenants of its borrowing facilities during the three months ended September 30, 2019 and during the year ended June 30, 2019.

(iii) Net debt reconciliation

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Cash and cash equivalents	34,536	50,426
Borrowings Repayable within one year	(20,375)	(14,007)
Borrowings Repayable after one year	(68,797)	(67,279)
Net Debt(1)	(54,636)	(30,860)

Cash and cash equivalents	34,536	50,426
Gross debt - fixed interest rates	(40,249)	(33,060)
Gross debt - variable interest rates	(48,923)	(48,226)
Net Debt(1)	(54,636)	(30,860)
(1)	Net debt amount includes leases and borrowing arrangements.
		Liabilities from financing activities			Other assets
(in U.S. dollars, in thousands)	Notes	Borrowings	Leases	Sub-total	Cash and cash equivalents	Total
Net Debt as at 30 June 2019		(81,286)	—	(81,286)	50,426	(30,860)
Recognized on adoption of IFRS 16	13	—	(5,775)	(5,775)	—	(5,775)
		(81,286)	(5,775)	(87,061)	50,426	(36,635)
Cash Flows		—	335	335	(15,847)	(15,512)
Remeasurement of borrowing arrangements		(281)	—	(281)	—	(281)
Other Changes(1)		(2,165)	—	(2,165)	—	(2,165)
Foreign exchange adjustments		—	—	—	(43)	(43)
Net Debt		(83,732)	(5,440)	(89,172)	34,536	(54,636)

(1)	Other changes include non-cash movements including accrued interest expense which will be presented as operating cash flows in the statement of cash flows when paid.

(iv) Fair values of borrowing arrangements

The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.

c.	Recognized fair value measurements

(i) Fair value hierarchy

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of September 30, 2019 and June 30, 2019 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2019
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,317	2,317
Total Financial Assets		—	—	2,317	2,317

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	47,534	47,534
Total Financial Liabilities		—	—	47,534	47,534

As of September 30, 2019
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,952	1,952
Total Financial Assets		—	—	1,952	1,952

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	47,528	47,528
Total Financial Liabilities		—	—	47,528	47,528

There were no transfers between any of the levels for recurring fair value measurements during the period.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, trading and financial assets at fair value through other comprehensive income securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions (contingent consideration) and equity securities (unlisted).

(ii) Valuation techniques used.

The Group used discounted cash flow analysis to determine the fair value measurements of level 3 instruments.

(iii) Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments for the three months ended September 30, 2019 and the year ended June 30, 2019:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2018	42,070
Amount used during the year	(800)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	6,264
Closing balance - June 30, 2019	47,534

Opening balance - July 1, 2019	47,534
Amount used during the period	(294)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	288
Closing balance - September 30, 2019	47,528

(1)

In the year ended June 30, 2019 a loss of $6.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as probability of success, market penetration, developmental timelines, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the three months ended September 30, 2019 a loss of $0.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as product pricing, development timelines, market penetration and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(iv) Valuation inputs and relationship to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of September 30,	Fair value as of June 30,	Valuation	Unobservable	Three Months Ended September 30,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2019	2019	technique	inputs(1)	2019	2019	fair value
Contingent consideration provision	47,528	47,534	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Three months ended September 30, 2019: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

Year ended June 30, 2019: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

				Expected unit revenues	n/a	n/a

Three months ended September 30, 2019: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2019: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

				Expected sales volumes	n/a	n/a

Three months ended September 30, 2019: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2019: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

(v) Valuation processes

In connection with the Osiris acquisition, on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.

For the three months ended September 30, 2019 and the year ended June 30, 2019, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the Chief Financial Officer (the "CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. The remeasurement charged to the consolidated income statement was a net result of changes to key assumptions such as developmental timelines, product pricing, market population, market penetration, probability of success and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

The fair value of contingent consideration (in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	28,247	28,005
Fair value of royalty payments from commercialization of the intellectual property acquired	19,281	19,529
	47,528	47,534

The main level 3 inputs used by the Group are evaluated as follows:

Risk adjusted discount rate:

The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit revenues:	Expected market sale price of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.
Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.
d.	Lease liabilities

(in U.S. dollars, in thousands)	As of September 30, 2019
Current	1,524
Non-current	3,916
Lease liabilities included in the statement of financial position	5,440

The lease liability is measured at the present value of the fixed and variable lease payments net of cash lease incentives that are not paid at the balance date. Lease payments are apportioned between the finance charges and reduction of the lease liability using the incremental borrowing rate to achieve a constant rate of interest on the remaining balance of the liability. Lease payments for buildings exclude service fees for cleaning and other costs.